Revenue Arrangements - Narrative (FY) (Details)						1 Months Ended			3 Months Ended			12 Months Ended
	Jun. 29, 2022 USD ($)	Jun. 10, 2022	Oct. 01, 2021 USD ($)	Jul. 28, 2020 USD ($)	Jun. 11, 2020 USD ($) obligation	Jan. 31, 2023 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Short-term contract liability									$ 412,000			$ 2,311,000	$ 593,000
Long-term contract liability									0			3,538,000	0
Revenue recognized									(5,437,000)
Accounts receivable									2,006,000			5,870,000	6,596,000
Collaboration and license revenue									5,840,000	$ 5,938,000		26,004,000	110,777,000	$ 85,077,000
Remaining performance obligation									400,000			5,800,000
SOBI Purchase Agreement
Disaggregation of Revenue [Line Items]
Revenue recognized												1,100,000
Sale common stock					$ 25,000,000
Redemption premium				$ 14,500,000
Collaborative arrangement, payment obligation	$ 10,000,000
Accounts receivable												4,600,000	5,000,000
Collaboration and license revenue												19,400,000	82,600,000
SOBI Purchase Agreement | Billed Revenues
Disaggregation of Revenue [Line Items]
Accounts receivable												3,000,000	3,200,000
Astellas Gene Therapies
Disaggregation of Revenue [Line Items]
Collaboration and license agreements upfront payment						$ 10,000,000
Development and commercial milestones plus royalties						$ 340,000,000
Reimbursement percentage, budgeted costs incurred to complete the development						25.00%
License and option agreement, development cost reimbursements						$ 5,500,000
License and option agreement, written notice period before cancellation						90 days
Short-term contract liability									400,000			2,300,000
Long-term contract liability									0			3,500,000
Contract with customer, asset, reclassified to receivable												300,000
Revenue recognized									5,800,000	600,000		5,500,000
Accounts receivable									400,000			300,000
Sarepta Therapeutics, Inc.
Disaggregation of Revenue [Line Items]
License and option agreement, written notice period before cancellation								30 days
Short-term contract liability												0	500,000
Revenue recognized									0	500,000
Upfront cash payment								$ 2,000,000
Sales milestone payments											$ 3,000,000
Collaboration and license revenue												500,000	10,200,000
Option term								24 months
Extension term		9 months
Milestone receivable for certain dystrophies													2,000,000
Milestone receivable													4,000,000
Spark License Agreement
Disaggregation of Revenue [Line Items]
Revenue recognized													9,200,000
Takeda Agreement
Disaggregation of Revenue [Line Items]
License and option agreement, written notice period before cancellation			90 days
Short-term contract liability									0			0	100,000
Long-term contract liability													0
Contract with customer, asset, reclassified to receivable												500,000
Customer, liability, revenue recognized, including opening balance									$ 0	$ 500,000		$ 600,000	1,800,000
Upfront cash payment			$ 3,000,000				$ 3,000,000
Future additional payments, expected			$ 1,124,000,000				$ 1,124,000,000
Collaborative Arrangement
Disaggregation of Revenue [Line Items]
License and option agreement, written notice period before cancellation					180 days
Upfront cash payment					$ 75,000,000
Sales milestone payments					$ 630,000,000
Period after first commercial sale when the Company is eligible to receive royalties					10 years
Number of obligations | obligation					3
Development milestone					$ 5,000,000
AskBio License Agreement
Disaggregation of Revenue [Line Items]
Revenue recognized													$ 7,000,000